EVENTS AFTER THE REPORTING PERIOD (Details - Shares Issued for Cash) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of future shares		$ 953,087
Shares Issued for Cash | GeniusU
Disclosure of non-adjusting events after reporting period [line items]
Aggregate non-controlling interest sold (as a percent)	0.61%
Proceeds from sale of future shares	$ 1,528,000
Aggregate issuance costs incurred	$ 30,560